Accounts payable and accrued liabilities - Schedule of AP and Accrued Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable and Accrued Liabilities, Current [Abstract]
Trade accounts payable	$ 61,691	$ 70,567
Accrued payroll	16,096	18,129
Taxes payable	6,146	4,302
Deferred revenue	4,190	2,376
Total accounts payable and accrued liabilities	88,123	95,374
Deferred revenue recognized	$ 2,141	$ 2,062